RELATED PARTY TRANSACTIONS - Other Income From Related Parties (Details) - Goods And Services [Member] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Related Party Transaction [Line Items]
Other income from related parties	$ 4,216	$ 2,520	$ 731
Ningbo Hollysys [Member]
Related Party Transaction [Line Items]
Other income from related parties	2,214	1,548	0
Hollycon [Member]
Related Party Transaction [Line Items]
Other income from related parties	880	$ 972	$ 731
Hollysys Intelligent [Member]
Related Party Transaction [Line Items]
Other income from related parties	$ 1,122